Other Current Financial Assets - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Other current financial assets	€ 3,835	€ 2,444
Contractual limit amount	84,794	83,706
Spire Notes
Disclosure of financial assets [line items]
Contractual limit amount	1,000	939	$ 1,000
Other current financial assets	591	939
Other long-term credits	€ 295
Short-term credits - bank deposits
Disclosure of financial assets [line items]
Maturity of short-term credits	1 month
Other current financial assets		1,190
Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	€ 760	439
Other current financial assets - short-term investments
Disclosure of financial assets [line items]
Other current financial assets	105	126
Telefónica Brazil | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	17	106
Telefónica Emisiones, S.A.U. | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	€ 433
Minimum maturity of short-term deposits and guarantees	90 days
Telefónica, S.A.
Disclosure of financial assets [line items]
Other current financial assets	€ 3,835	2,444
Telefónica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	€ 150	€ 232